Schedule of transaction detailed in consolidated financial statements (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
IfrsStatementLineItems [Line Items]
Rental income received from related companies (Note )		$ 83,488	$ 648,509	$ 96,000	$ 104,000
Rental expenses paid to related companies (Note )		2,891,554	22,460,725	22,730,101	15,821,806
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
- related companies (Note )	[1]	1,440,945	11,192,830		105,522
- a related company (Note )	[2]			22,298	187,430
- a related company (Note )	[3]			9,432	8,466
Rental income received from related companies (Note )	[1]	80,657	626,517
Rental expenses paid to related companies (Note )	[2]	478,288	3,715,200	4,188,400	4,110,000
Loan interest expenses paid to related companies (Note )	[2]	251,071	1,950,246	2,285,985	2,252,192
Storage expenses paid to related company (Note )	[2]	13,390	104,011	113,142	916,542
Management fee income from related companies (Note )	[1]	$ 1,776,459	$ 13,799,000		$ 883,000

[1]	These are the related companies to the Group because some of the directors of the Group are part of the shareholders in these related companies.
[2]	These are related companies to the Group because some of the directors of the Group, are the close family member of the shareholder in this related company.
[3]	This is a related company to the Group because one of the directors of the Group, is a close family member of one of the shareholders in this related company.